Financial income and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial income
Interest on marketable securities	R$ 5,396	R$ 5,507	R$ 4,341
Interest on receivable	3,619	622	10,462
Monetary variations			160
Foreign exchange variation	14,038	17,110	12,058
Gain on remeasurement of leases	15,246	16,843
Gain on remeasurement of receivables from sale of farms	130,915	156,156	39,337
Realized profit from derivative transactions	50,484	55,611	16,861
Unrealized profit from derivative transactions	155,715	58,689	46,104
Total	375,413	310,538	129,323
Financial expenses
Marketable securities charges	(1,456)	(294)	(1,372)
Bank charges	(706)	(1,334)	(685)
Interest accrued	(25,248)	(18,171)	(28,768)
Monetary variation			(346)
Foreign exchange variation	(15,765)	(17,724)	(11,792)
Gain on remeasurement of leases	(36,091)	(19,309)
Loss on remeasurement of receivables from sale of farms	(72,535)	(142,167)	(26,616)
Realized loss from derivative financial transactions	(91,196)	(35,453)	(23,968)
Unrealized loss from derivative financial transactions	(163,171)	(63,164)	(44,332)
Total	(406,168)	(297,616)	(137,879)
Financial income (expense), net	R$ (30,755)	R$ 12,922	R$ (8,556)